CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 9,656	$ 9,975
Interest on debt securities:
Taxable	1,166	992
Tax-exempt	489	450
Dividends	7	9
Other interest	249	284
Total interest and dividend income	11,567	11,710
Interest expense:
Interest on deposits	1,037	1,489
Interest on securities sold under agreements to repurchase	4	28
Total interest expense	1,041	1,517
Net interest and dividend income	10,526	10,193
Provision for loan losses	320	495
Net interest and dividend income after provision for loan losses	10,206	9,698
Noninterest income:
Service charges on deposit accounts	495	511
Writedown of securities	(12)
Gain on sale of investments	125	445
Gain on sale of mortgages	2,266	428
Investment services fees and commissions	171	178
Other service charges and fees	798	651
Increase in cash surrender value of life insurance policies	208	160
Other income	2	9
Total noninterest income	4,053	2,382
Noninterest expense:
Salaries and employee benefits	6,271	5,623
Occupancy expense	1,059	1,098
Equipment expense	275	254
Loss on sale of other real estate owned	38	28
Professional fees	577	753
Advertising and promotions	655	490
Forms and supplies	173	187
Correspondent charges	344	312
FDIC assessment	176	360
Postage	93	82
Directors' fees	229	197
Data processing	502	446
Other expense	1,116	924
Total noninterest expense	11,508	10,754
Income before income tax expense	2,751	1,326
Income tax expense	707	416
Net income	2,044	910
Net income available to common stockholders	$ 1,898	$ 550
Earnings per common share	$ 2.19	$ 0.64
Earnings per common share, assuming dilution	$ 2.18	$ 0.63